Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 17. SUBSEQUENT EVENTS

Comprehensive Settlement with Group of Affiliated Property and Casualty Insurers

In addition, on April 18, 2024, the Company reached a comprehensive settlement with a separate group of affiliated property and casualty insurers (the “Additional P&C Insurers”). The terms of the confidential settlement agreement include:

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The Additional P&C Insurers’ agreement to provide historical data for claimants and also assist the Company in reconciling its relevant current and future assigned Medicare claims;
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The carrier will assign to the Company all rights to collect additional sums from plaintiff attorneys and medical providers;
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A 10-year agreement to resolve cooperatively, or through binding mediation, relevant Medicare claims (liens) that the Company acquires in the future and non-Medicare claims that it owns today; and
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The Additional P&C Insurers’ agreement that they may be primary payers for any unreimbursed Medicare lien that the Company identifies from data sharing, and the property and casualty insurer’s agreement to assign all rights to collect against other third parties that either failed to pay liens or collected twice from Medicare funds and the Additional P&C Insurers.

Note 19. SUBSEQUENT EVENTS

Settlement with 28 Affiliated Property and Casualty Insurers

On February 19, 2024, the Company reached a comprehensive settlement with 28 affiliated property and casualty insurers (the “P&C Insurers”). The terms of the confidential settlement agreement include:

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The P&C Insurers’ agreement to provide ten years of historical data (identifying all claims processed from January 1, 2014, through the present) and data sharing of future claims, extending out for one year, assisting LifeWallet in reconciling its current and future assigned Medicare claims;
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The P&C Insurers’ Implementation of LifeWallet’s coordination of benefits clearinghouse solution;
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A 5-year agreement to resolve cooperatively, or through binding mediation, relevant Medicare claims (liens) that LifeWallet owns today and in the future;
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The P&C Insurers’ agreement that they are primary payers for any unreimbursed Medicare lien that LifeWallet identifies from data sharing, and the P&C Insurers’ agreement to assign all rights to collect against other third parties that either failed to pay liens or collected twice from Medicare funds and the P&C Insurers; and
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A cash payment from the P&C Insurers to LifeWallet to settle existing historical claims (amount subject to confidentiality).

Yorkville Letter Agreements; Third Convertible Note

On April 8, 2024, the Company and Yorkville reached an agreement to: (i) reduce the Floor Price under the Yorkville SEPA from $1.28 to $1.00; (ii) waive the first monthly payment due to the Floor Price Trigger, thereby curing the Floor Price Trigger; and (iii) extend the maturity date of the Convertible Notes to September 30, 2025. In addition, the parties agreed that the third Convertible Note for $5.0 million would be issued on April 8, 2024, with terms substantially the same as the previous Convertible Notes. On April 12, 2024, Yorkville further agreed that, to the extent that it holds Class A Common Stock in such quantities that would prevent the Company from utilizing the SEPA solely due to the Ownership Limitation, Yorkville commits to fund an additional advance in the principal amount of $13,000,000 on the same terms and conditions as the previous advances pursuant to the Yorkville SEPA. Refer to Note 1, Description of the Business, for additional information.